Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Allianz Variable Insurance Products Trust
Entity Central Index Key	0001091439
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000146453
Shareholder Report [Line Items]
Fund Name	AZL DFA International Core Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL DFA International Core Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL DFA International Core Equity Fund	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL DFA International Core Equity Fund (the “Fund”) returned 3.03%. That performance compared to total returns of 4.35% for the MSCI EAFE Index (gross of withholding taxes) and 5.26% for the MSCI World ex-USA Index (gross of withholding taxes), the Fund’s primary benchmarks.

In U.S. dollar terms, developed market equities outside the United States performed positively but trailed both U.S. equities and emerging market equities.

Overall, currency movements had a negative impact on the Fund’s U.S. dollar denominated returns. A few developed market currencies, such as the Hong Kong dollar, appreciated relative to the U.S. dollar, improving returns as measured in U.S. dollars. However, most currencies, including the New Zealand dollar and Norwegian krone, depreciated relative to the U.S. dollar, detracting from returns as measured in U.S. dollars.

Within the developed ex-U.S. equity universe, mid-cap stocks outperformed small-cap stocks, and large-cap stocks outperformed both mid-cap and small-cap stocks. Across all market cap sizes, value stocks outperformed growth stocks, and lower-profitability stocks outperformed higher-profitability stocks.

The Fund underperformed its primary benchmarks for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s emphasis on small-cap stocks, which underperformed mid- and large-cap stocks.

• The Fund’s emphasis on high-profitability stocks, which underperformed lower-profitability stocks during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL DFA International Core Equity Fund	MSCI World Ex-USA Index (net of withholding taxes)	MSCI World Ex-USA Index (gross of withholding taxes)	MSCI EAFE Index (net of withholding taxes)	MSCI EAFE Index (gross of withholding taxes)
Apr 15	$10,000	$10,000	$10,000	10,000.0000000943	9,999.99999985874
Dec 15	$9,030	$8,893	$8,917	9,029.67897798998	9,052.39437886045
Dec 16	$9,317	$9,137	$9,211	9,119.98923016773	9,189.27279602976
Dec 17	$11,747	$11,349	$11,496	11,403.118414985	11,543.2239789604
Dec 18	$9,673	$9,750	$9,928	9,830.59816060561	10,001.3338762027
Dec 19	$11,678	$11,943	$12,228	11,994.7534045104	12,267.178269562
Dec 20	$12,525	$12,849	$13,217	12,932.2411341046	13,282.7973939288
Dec 21	$14,159	$14,471	$14,958	14,388.8538826351	14,846.8525482745
Dec 22	$12,249	$12,403	$12,890	12,309.4182562494	12,766.3176355096
Dec 23	$14,200	$14,628	$15,287	14,554.3852827448	15,173.0988357657
Dec 24	$14,631	$15,316	$16,091	15,110.831060138	15,832.7858289011

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 318,145,773
Holdings Count | Holding	3,791
Advisory Fees Paid, Amount	$ 2,031,789
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$318,145,773
Number of Portfolio Holdings	3,791
Total Advisory Fees Paid	$2,031,789
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	19.5%
Industrials	18.3%
Consumer Discretionary	13.0%
Materials	9.3%
Health Care	7.8%
Consumer Staples	7.3%
Energy	7.2%
Information Technology	7.0%
Communication Services	4.4%
Utilities	3.1%
Real Estate	2.1%
Money Market Funds	1.0%
Warrants	0.0%

Material Fund Change [Text Block]

C000146455
Shareholder Report [Line Items]
Fund Name	AZL DFA U.S. Core Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL DFA U.S. Core Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL DFA U.S. Core Equity Fund	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL DFA U.S. Core Equity Fund (the “Fund”) returned 20.24%. That performance compared to a total return of 23.81% for the Russell 3000 Index, the Fund’s primary benchmark.

Equity markets rose throughout the period alongside continued signs of easing core inflation, which suggested the Federal Reserve’s (Fed’s) previous regime of interest rate hikes was working as intended. Markets rose higher in the latter half of the year as the Fed reduced rates by a total of 100 basis points through reductions in September, November, and December.

The U.S. equity market experienced positive performance during the period and outperformed both developed ex-U.S. and emerging markets. Mid-cap stocks outperformed small-cap stocks, and large-cap stocks outperformed both mid-cap and small-cap stocks. Growth stocks outperformed value stocks. Stocks with higher profitability outperformed stocks with lower profitability.

The Fund underperformed its primary benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s emphasis on value stocks, which underperformed growth stocks during the period.

• The Fund’s emphasis on small-cap stocks, which underperformed mid-cap and large-cap stocks during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL DFA U.S. Core Equity Fund	Russell 3000 Index
Apr 15	$10,000	$10,000
Dec 15	$9,490	$9,652
Dec 16	$10,842	$10,881
Dec 17	$13,060	$13,181
Dec 18	$12,077	$12,490
Dec 19	$15,623	$16,364
Dec 20	$18,388	$19,782
Dec 21	$23,410	$24,858
Dec 22	$19,810	$20,084
Dec 23	$23,858	$25,297
Dec 24	$28,687	$31,319

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 807,478,042
Holdings Count | Holding	2,092
Advisory Fees Paid, Amount	$ 3,973,111
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$807,478,042
Number of Portfolio Holdings	2,092
Total Advisory Fees Paid	$3,973,111
Portfolio Turnover Rate	15%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	26.2%
Financials	15.3%
Industrials	11.9%
Consumer Discretionary	11.4%
Health Care	9.7%
Communication Services	8.3%
Consumer Staples	5.8%
Energy	4.7%
Materials	3.4%
Utilities	2.4%
Money Market Funds	0.5%
Real Estate	0.4%
Rights	0.0%

Material Fund Change [Text Block]

C000075764
Shareholder Report [Line Items]
Fund Name	AZL Enhanced Bond Index Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Enhanced Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Enhanced Bond Index Fund	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Enhanced Bond Index Fund (the “Fund”) returned 1.19%. That compared to a 1.25% return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

The year under review began with signs of robust economic resilience and a gradual easing of core inflation, even as stickier-than-expected prices introduced some uncertainty to the Federal Reserve’s (the Fed’s) path forward on rate cuts.

While risk assets generally performed well during the second quarter, macroeconomic data and shifting communications from the Fed generated yield curve fluctuations. Higher-than-expected inflation readings and changing rate expectations led to an increase in uncertainty among market participants.

Markets spent much of the third quarter anticipating whether the Fed would cut rates for the first time in four years at its September meeting. The Fed ultimately decided on a bold 50 basis point rate cut, which markets largely embraced with optimism, despite signs of a softening labor market.

The U.S. election dominated the fourth quarter, along with uncertainty around the Fed’s path forward on interest rates. Yields surged in the initial aftermath of the election but quickly settled back down. The Fed opted to cut interest rates in November and December, bringing the Federal Funds Rate down to a range of 4.25% to 4.50%.

The Fund underperformed its benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• Changes in the Fund’s duration positioning before and after the U.S. election detracted on a relative basis.

• Fees incurred by the Fund during the period.

The following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s positioning and selection within agency debt and agency mortgages.

• Security selection within investment-grade credit.

• Selection of off-benchmark emerging markets debt.

• The Fund’s allocation to securitized assets.

The Fund held derivatives in the form of foreign currency forward contracts to hedge the Fund’s currency exposure to non-dollar bonds. The Fund also held Treasury futures to seek to manage duration and yield curve exposures. These derivative positions benefited the portfolio by giving managers the ability to more precisely manage duration and yield curve risk, and to hedge currency risk from non-dollar bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Enhanced Bond Index Fund	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$10,023	$10,055
Dec 16	$10,252	$10,321
Dec 17	$10,560	$10,687
Dec 18	$10,499	$10,688
Dec 19	$11,378	$11,620
Dec 20	$12,235	$12,492
Dec 21	$11,998	$12,299
Dec 22	$10,356	$10,699
Dec 23	$10,914	$11,291
Dec 24	$11,044	$11,432

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,821,135,514
Holdings Count | Holding	1,618
Advisory Fees Paid, Amount	$ 10,296,186
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,821,135,514
Number of Portfolio Holdings	1,618
Total Advisory Fees Paid	$10,296,186
Portfolio Turnover Rate	110%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Treasury Obligations	30.0%
U.S. Government Agency Mortgages	28.6%
Corporate Bonds	23.2%
Asset Backed Securities	4.6%
Money Market Funds	4.2%
Collateralized Mortgage Backed Securities	3.7%
Yankee Debt Obligations	2.6%
Collateralized Mortgage Obligations	2.6%
Municipal Bond	0.5%
Foreign Bond	0.0%

Material Fund Change [Text Block]

C000183413
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (Class 1) (the “Fund”) returned 11.56%. That compared to 25.02%, 1.25% and 10.38% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Income and Growth Composite Index (a blended index comprised of (40%) S&P 500 Index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. stocks generated strong returns for a second consecutive year, driven by resilient economic data. A series of interest rate cuts, stabilizing inflation, and consistently strong results from large-cap technology companies developing AI-related applications boosted investor sentiment throughout the period. Nine of 11 sectors posted positive contributions to returns, with the technology, communication services, and financials sectors leading the way. Despite rising Treasury yields, most fixed income asset classes provided positive returns for 2024 due to tightening credit spreads and income from higher coupon payments. In its first shift toward easing since 2020, the Federal Reserve cut its federal funds target rate three times during the year. In this environment, most fixed income categories ended the year with yields close to their historical averages and credit spreads toward the lowest end of their historical ranges. The Fund outperformed its composite benchmark, the Income and Growth Composite Index, for the year ended December 31, 2024. During this period, the Fund's equity component outperformed its equity benchmark, the S&P 500 Index.

Within equities, the following factors contributed to the Fund’s performance on a relative basis:

• Stock selection based on quality measures, especially those focused on profitability.

• Stock selection within consumer staples and information technology.

• The Fund’s above-benchmark exposure to the outperforming communication services sector.

• The Fund’s below-benchmark exposure to the underperforming real estate sector.

The Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2024.

Within fixed income, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s holdings of high-yield corporate bonds, which offered compelling yields throughout the period.

• Security selection in the industrials sector.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Jun 21	$10,000	$10,000	$10,000	10,000.000000002
Dec 21	$10,603	$11,522	$10,006	10,559.6135721039
Dec 22	$9,076	$9,435	$8,704	8,987.19761231718
Dec 23	$10,369	$11,915	$9,185	10,205.780710024
Dec 24	$11,567	$14,896	$9,300	11,264.9230285916

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,444,249,161
Holdings Count | Holding	1,667
Advisory Fees Paid, Amount	$ 6,227,948
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,444,249,161
Number of Portfolio Holdings	1,667
Total Advisory Fees Paid	$6,227,948
Portfolio Turnover Rate	62%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	40.6%
U.S. Treasury Obligations	21.3%
Corporate Bonds	14.9%
U.S. Government Agency Mortgages	10.7%
Yankee Debt Obligations	4.0%
Collateralized Mortgage Obligations	3.3%
Collateralized Mortgage Backed Securities	2.6%
Money Market Funds	1.6%
Asset Backed Securities	0.8%
Bank Loans	0.2%
Convertible Bonds	0.0%
Warrants	0.0%

Material Fund Change [Text Block]

C000075765
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (Class 2) (the “Fund”) returned 11.35%. That compared to 25.02%, 1.25% and 10.38% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Income and Growth Composite Index (a blended index comprised of (40%) S&P 500 Index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. stocks generated strong returns for a second consecutive year, driven by resilient economic data. A series of interest rate cuts, stabilizing inflation, and consistently strong results from large-cap technology companies developing AI-related applications boosted investor sentiment throughout the period. Nine of 11 sectors posted positive contributions to returns, with the technology, communication services, and financials sectors leading the way. Despite rising Treasury yields, most fixed income asset classes provided positive returns for 2024 due to tightening credit spreads and income from higher coupon payments. In its first shift toward easing since 2020, the Federal Reserve cut its federal funds target rate three times during the year. In this environment, most fixed income categories ended the year with yields close to their historical averages and credit spreads toward the lowest end of their historical ranges. The Fund outperformed its composite benchmark, the Income and Growth Composite Index, for the year ended December 31, 2024. During this period, the Fund's equity component outperformed its equity benchmark, the S&P 500 Index.

Within equities, the following factors contributed to the Fund’s performance on a relative basis:

• Stock selection based on quality measures, especially those focused on profitability.

• Stock selection within consumer staples and information technology.

• The Fund’s above-benchmark exposure to the outperforming communication services sector.

• The Fund’s below-benchmark exposure to the underperforming real estate sector.

The Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2024.

Within fixed income, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s holdings of high-yield corporate bonds, which offered compelling yields throughout the period.

• Security selection in the industrials sector.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Dec 14	$10,000	$10,000	$10,000	10,000.0000000031
Dec 15	$9,454	$10,138	$10,055	10,102.5804396336
Dec 16	$10,070	$11,351	$10,321	10,744.8231921027
Dec 17	$11,189	$13,829	$10,687	11,884.0395030301
Dec 18	$10,963	$13,223	$10,688	11,719.6559413862
Dec 19	$12,857	$17,386	$11,620	13,776.3618986981
Dec 20	$14,589	$20,585	$12,492	15,587.1296591319
Dec 21	$16,289	$26,494	$12,299	17,132.2077094669
Dec 22	$13,917	$21,696	$10,699	14,581.0767760478
Dec 23	$15,847	$27,399	$11,291	16,558.1395348888
Dec 24	$17,646	$34,254	$11,432	18,276.5211850964

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,444,249,161
Holdings Count | Holding	1,667
Advisory Fees Paid, Amount	$ 6,227,948
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,444,249,161
Number of Portfolio Holdings	1,667
Total Advisory Fees Paid	$6,227,948
Portfolio Turnover Rate	62%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	40.6%
U.S. Treasury Obligations	21.3%
Corporate Bonds	14.9%
U.S. Government Agency Mortgages	10.7%
Yankee Debt Obligations	4.0%
Collateralized Mortgage Obligations	3.3%
Collateralized Mortgage Backed Securities	2.6%
Money Market Funds	1.6%
Asset Backed Securities	0.8%
Bank Loans	0.2%
Convertible Bonds	0.0%
Warrants	0.0%

Material Fund Change [Text Block]

C000173961
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Total Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Fidelity Institutional Asset Management Total Bond Fund (Class 1) (the “Fund”) returned 2.07%. That compared to a 1.25% total return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

In its first shift toward easing since 2020, the Federal Reserve cut its federal funds target rate three times during the year - a 50 basis point cut in September, followed by 25 basis point cuts at each of its November and December meetings. Despite rising Treasury yields, most fixed income asset classes provided positive returns for 2024 due to tightening credit spreads and income from higher coupon payments.

In this environment, most fixed income categories ended the year with yields close to their historical averages and credit spreads near the lowest end of their historical ranges. Overall, fixed-income yields suggest valuations are better than they have been for the past decade and are roughly in line with long-term averages.

The Fund outperformed its benchmark for the year ended December 31, 2024.

The following factors contributed to the Fund’s relative performance:

• The Fund’s allocation to high-yield corporate bonds, as defaults remained low and yields proved compelling despite historically tight spreads.

• Holdings of emerging markets debt tied to a government-related energy firm.

• Security selection within the industrials sector, particularly a large above-benchmark exposure to BBB-rated bonds.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

The following factors detracted from the Fund’s performance on a relative basis:

• An underweight allocation to investment-grade corporate bonds in the industrials and utilities sectors as spreads tightened.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	Bloomberg U.S. Aggregate Bond Index
Oct 16	$10,000	$10,000
Dec 16	$9,770	$9,785
Dec 17	$10,214	$10,132
Dec 18	$10,112	$10,133
Dec 19	$11,181	$11,016
Dec 20	$12,201	$11,843
Dec 21	$12,273	$11,660
Dec 22	$10,653	$10,143
Dec 23	$11,391	$10,704
Dec 24	$11,626	$10,838

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 141,060,209
Holdings Count | Holding	1,050
Advisory Fees Paid, Amount	$ 738,219
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$141,060,209
Number of Portfolio Holdings	1,050
Total Advisory Fees Paid	$738,219
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	33.6%
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	18.0%
Collateralized Mortgage Obligations	6.5%
Yankee Debt Obligations	6.2%
Collateralized Mortgage Backed Securities	4.5%
Money Market Funds	2.6%
Asset Backed Securities	2.4%
Bank Loans	0.6%
Common Stocks	0.4%
Convertible Bonds	0.1%
Warrant	0.0%

Material Fund Change [Text Block]

C000116967
Shareholder Report [Line Items]
Fund Name	AZL Fidelity Institutional Asset Management Total Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Fidelity Institutional Asset Management Total Bond Fund (Class 2) (the “Fund”) returned 1.75%. That compared to a 1.25% total return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

In its first shift toward easing since 2020, the Federal Reserve cut its federal funds target rate three times during the year - a 50 basis point cut in September, followed by 25 basis point cuts at each of its November and December meetings. Despite rising Treasury yields, most fixed income asset classes provided positive returns for 2024 due to tightening credit spreads and income from higher coupon payments.

In this environment, most fixed income categories ended the year with yields close to their historical averages and credit spreads near the lowest end of their historical ranges. Overall, fixed-income yields suggest valuations are better than they have been for the past decade and are roughly in line with long-term averages.

The Fund outperformed its benchmark for the year ended December 31, 2024.

The following factors contributed to the Fund’s relative performance:

• The Fund’s allocation to high-yield corporate bonds, as defaults remained low and yields proved compelling despite historically tight spreads.

• Holdings of emerging markets debt tied to a government-related energy firm.

• Security selection within the industrials sector, particularly a large above-benchmark exposure to BBB-rated bonds.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

The following factors detracted from the Fund’s performance on a relative basis:

• An underweight allocation to investment-grade corporate bonds in the industrials and utilities sectors as spreads tightened.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,911	$10,055
Dec 16	$10,456	$10,321
Dec 17	$10,903	$10,687
Dec 18	$10,767	$10,688
Dec 19	$11,873	$11,620
Dec 20	$12,923	$12,492
Dec 21	$12,964	$12,299
Dec 22	$11,231	$10,699
Dec 23	$11,981	$11,291
Dec 24	$12,190	$11,432

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 141,060,209
Holdings Count | Holding	1,050
Advisory Fees Paid, Amount	$ 738,219
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$141,060,209
Number of Portfolio Holdings	1,050
Total Advisory Fees Paid	$738,219
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	33.6%
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	18.0%
Collateralized Mortgage Obligations	6.5%
Yankee Debt Obligations	6.2%
Collateralized Mortgage Backed Securities	4.5%
Money Market Funds	2.6%
Asset Backed Securities	2.4%
Bank Loans	0.6%
Common Stocks	0.4%
Convertible Bonds	0.1%
Warrant	0.0%

Material Fund Change [Text Block]

C000027523
Shareholder Report [Line Items]
Fund Name	AZL Government Money Market Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Government Money Market Fund	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Fund Performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Government Money Market Fund	Three-Month U.S. Treasury Bill Index
Dec 14	$10,000	$10,000
Dec 15	$10,001	$10,005
Dec 16	$10,001	$10,037
Dec 17	$10,006	$10,130
Dec 18	$10,108	$10,327
Dec 19	$10,248	$10,540
Dec 20	$10,269	$10,578
Dec 21	$10,270	$10,583
Dec 22	$10,348	$10,795
Dec 23	$10,790	$11,343
Dec 24	$11,268	$11,906

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 511,802,333
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,547,240
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$511,802,333
Number of Portfolio Holdings	88
Total Advisory Fees Paid	$1,547,240

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Repurchase Agreement	46.7%
U.S. Treasury Obligations	39.9%
U.S. Government Agency Mortgages	13.4%

Material Fund Change [Text Block]

C000173957
Shareholder Report [Line Items]
Fund Name	AZL International Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL International Index Fund, Class 1	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL International Index Fund (Class 1) (the “Fund”) returned 3.14%. That compared to a 3.82% return for its benchmark, the MSCI EAFE Index (net of withholding taxes).

Non-U.S. developed market equities generally lagged their U.S. peers during 2024. Japan's equity markets performed strongly, with the Nikkei 225 Index reaching all-time highs in the first half of the year due to corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised interest rates in April and July, triggering a global market sell-off and weakening the yen, which hit a 38-year low against the U.S. dollar in May. Increased tourism benefited Japan in the third quarter, but the weak yen made imports more expensive, leading to a sharp decline in the Nikkei 225 Index. The Nikkei 225 Index briefly rose above 40,000 in December before declining on concerns around tariff policies proposed by the incoming U.S. administration.

European equities underperformed compared to U.S. equities. Equity markets in the U.K. lagged on mixed economic expectations and the fact that the country’s economy was in a technical recession, although Keir Starmer's election as Prime Minister generated cautious optimism. Although the European Central Bank cut interest rates by 25 basis points in each of its June, September, October, and December meetings, European equities finished the fourth quarter in negative territory due to uncertainty about the incoming U.S. administration’s economic policies.

The Fund underperformed its benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• Fair value adjustments of the Fund's portfolio securities

• Expenses incurred by the Fund

During the period, the Fund used exchange traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL International Index Fund, Class 1	MSCI EAFE Index (net of withholding taxes)	MSCI EAFE Index (gross of withholding taxes)
Oct 16	$10,000	$10,000	9,999.99999989029
Dec 16	$10,070	$10,147	10,150.7772417577
Dec 17	$12,600	$12,688	12,751.0302352507
Dec 18	$10,861	$10,938	11,047.8069974852
Dec 19	$13,214	$13,346	13,550.7342923865
Dec 20	$14,227	$14,389	14,672.6210534771
Dec 21	$15,764	$16,010	16,400.3285465494
Dec 22	$13,517	$13,696	14,102.1002849724
Dec 23	$15,889	$16,194	16,760.711077766
Dec 24	$16,388	$16,813	17,489.4233344634

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,192,620,520
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 4,424,602
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,192,620,520
Number of Portfolio Holdings	762
Total Advisory Fees Paid	$4,424,602
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	21.8%
Industrials	17.6%
Health Care	12.5%
Consumer Discretionary	11.2%
Information Technology	8.7%
Consumer Staples	8.3%
Materials	6.1%
Communication Services	4.8%
Energy	3.5%
Utilities	3.2%
Real Estate	2.0%
Money Market Funds	0.3%

Material Fund Change [Text Block]

C000075766
Shareholder Report [Line Items]
Fund Name	AZL International Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL International Index Fund, Class 2	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL International Index Fund (Class 2) (the “Fund”) returned 2.89%. That compared to a 3.82% return for its benchmark, the MSCI EAFE Index (net of withholding taxes).

Non-U.S. developed market equities generally lagged their U.S. peers during 2024. Japan's equity markets performed strongly, with the Nikkei 225 Index reaching all-time highs in the first half of the year due to corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised interest rates in April and July, triggering a global market sell-off and weakening the yen, which hit a 38-year low against the U.S. dollar in May. Increased tourism benefited Japan in the third quarter, but the weak yen made imports more expensive, leading to a sharp decline in the Nikkei 225 Index. The Nikkei 225 Index briefly rose above 40,000 in December before declining on concerns around tariff policies proposed by the incoming U.S. administration.

European equities underperformed compared to U.S. equities. Equity markets in the U.K. lagged on mixed economic expectations and the fact that the country’s economy was in a technical recession, although Keir Starmer's election as Prime Minister generated cautious optimism. Although the European Central Bank cut interest rates by 25 basis points in each of its June, September, October, and December meetings, European equities finished the fourth quarter in negative territory due to uncertainty about the incoming U.S. administration’s economic policies.

The Fund underperformed its benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• Fair value adjustments of the Fund's portfolio securities

• Expenses incurred by the Fund

During the period, the Fund used exchange traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL International Index Fund, Class 2	MSCI EAFE Index (net of withholding taxes)	MSCI EAFE Index (gross of withholding taxes)
Dec 14	$10,000	$10,000	9,999.99999969196
Dec 15	$9,861	$9,919	9,960.69956921528
Dec 16	$9,898	$10,018	10,111.3121843834
Dec 17	$12,349	$12,526	12,701.4556925501
Dec 18	$10,615	$10,798	11,004.8543913319
Dec 19	$12,891	$13,176	13,498.0505920573
Dec 20	$13,846	$14,205	14,615.5755861286
Dec 21	$15,306	$15,805	16,336.565950678
Dec 22	$13,083	$13,521	14,047.2729369192
Dec 23	$15,351	$15,987	16,695.5473559579
Dec 24	$15,796	$16,598	17,421.4264630023

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,192,620,520
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 4,424,602
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,192,620,520
Number of Portfolio Holdings	762
Total Advisory Fees Paid	$4,424,602
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	21.8%
Industrials	17.6%
Health Care	12.5%
Consumer Discretionary	11.2%
Information Technology	8.7%
Consumer Staples	8.3%
Materials	6.1%
Communication Services	4.8%
Energy	3.5%
Utilities	3.2%
Real Estate	2.0%
Money Market Funds	0.3%

Material Fund Change [Text Block]

C000173958
Shareholder Report [Line Items]
Fund Name	AZL Mid Cap Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Mid Cap Index Fund, Class 1	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Mid Cap Index Fund (Class 1) (the “Fund”) returned 13.69%. That compared to a 13.93% return for its benchmark, the S&P MidCap 400 Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P MidCap 400 Index reached all-time highs in 2024 despite concerns over an equity valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Mid-cap equities flatlined in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, although mid- and small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July improved investor sentiment, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P MidCap 400 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Utilities and Information technology

The following sectors underperformed the broader market:

• Health care, Materials and Consumer staples

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P MidCap 400 Index, before accounting for fees.

During the period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Mid Cap Index Fund, Class 1	Russell 3000 Index	S&P MidCap 400 Index
Oct 16	$10,000	$10,000	9,999.99999997918
Dec 16	$10,900	$10,608	10,966.7242340362
Dec 17	$12,653	$12,849	12,748.1857205404
Dec 18	$11,260	$12,175	11,335.2462025683
Dec 19	$14,128	$15,952	14,305.0437194584
Dec 20	$16,222	$19,284	16,258.9807398205
Dec 21	$20,120	$24,233	20,284.7092846262
Dec 22	$17,436	$19,578	17,635.3853615273
Dec 23	$20,254	$24,660	20,534.1528753805
Dec 24	$23,026	$30,531	23,394.3003748193

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 503,613,273
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,513,043
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$503,613,273
Number of Portfolio Holdings	404
Total Advisory Fees Paid	$1,513,043
Portfolio Turnover Rate	17%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	21.4%
Financials	18.0%
Consumer Discretionary	14.2%
Information Technology	10.4%
Health Care	9.3%
Real Estate	6.8%
Materials	6.3%
Energy	4.6%
Consumer Staples	4.5%
Utilities	2.6%
Communication Services	1.4%
Money Market Funds	0.5%

Material Fund Change [Text Block]

C000075767
Shareholder Report [Line Items]
Fund Name	AZL Mid Cap Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Mid Cap Index Fund, Class 2	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Mid Cap Index Fund (Class 2) (the “Fund”) returned 13.44%. That compared to a 13.93% return for its benchmark, the S&P MidCap 400 Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P MidCap 400 Index reached all-time highs in 2024 despite concerns over an equity valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Mid-cap equities flatlined in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, although mid- and small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July improved investor sentiment, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P MidCap 400 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Utilities and Information technology

The following sectors underperformed the broader market:

• Health care, Materials and Consumer staples

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P MidCap 400 Index, before accounting for fees.

During the period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Mid Cap Index Fund, Class 2	Russell 3000 Index	S&P MidCap 400 Index
Dec 14	$10,000	$10,000	10,000.0000000575
Dec 15	$9,733	$10,048	9,782.46223850805
Dec 16	$11,633	$11,327	11,811.18737741
Dec 17	$13,477	$13,721	13,729.8255207342
Dec 18	$11,948	$13,002	12,208.0863902907
Dec 19	$14,968	$17,035	15,406.5651881884
Dec 20	$17,142	$20,593	17,510.9598805915
Dec 21	$21,198	$25,877	21,846.6788390128
Dec 22	$18,325	$20,907	18,993.3508432144
Dec 23	$21,236	$26,334	22,115.3301634757
Dec 24	$24,090	$32,604	25,195.7156388446

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 503,613,273
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,513,043
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$503,613,273
Number of Portfolio Holdings	404
Total Advisory Fees Paid	$1,513,043
Portfolio Turnover Rate	17%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	21.4%
Financials	18.0%
Consumer Discretionary	14.2%
Information Technology	10.4%
Health Care	9.3%
Real Estate	6.8%
Materials	6.3%
Energy	4.6%
Consumer Staples	4.5%
Utilities	2.6%
Communication Services	1.4%
Money Market Funds	0.5%

Material Fund Change [Text Block]

C000027542
Shareholder Report [Line Items]
Fund Name	AZL Moderate Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Moderate Index Strategy Fund	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Moderate Index Strategy Fund (the “Fund”) returned 9.98%. That compared to 25.02%, 1.25% and 15.13% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the period under review, especially large-cap stocks. The gains were driven by several factors, including easing fears of a pending recession and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although these returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market, non-U.S. equities.

• Slight underperformance within the fixed income allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Moderate Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.9999999954
Dec 15	$9,753	$10,138	$10,055	10,119.532735665
Dec 16	$10,622	$11,351	$10,321	10,950.8285791854
Dec 17	$12,035	$13,829	$10,687	12,512.9041021404
Dec 18	$11,412	$13,223	$10,688	12,229.466630439
Dec 19	$13,618	$17,386	$11,620	14,932.536448422
Dec 20	$15,366	$20,585	$12,492	17,228.108303895
Dec 21	$17,219	$26,494	$12,299	19,976.455673268
Dec 22	$14,572	$21,696	$10,699	16,797.97156569
Dec 23	$16,731	$27,399	$11,291	19,772.706692013
Dec 24	$18,401	$34,254	$11,432	22,764.6472878642

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,315,265,186
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 692,462
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,315,265,186
Number of Portfolio Holdings	5
Total Advisory Fees Paid	$692,462
Portfolio Turnover Rate	12%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	43.5%
Fixed Income Fund	40.4%
International Equity Fund	16.1%

Material Fund Change [Text Block]

C000183414
Shareholder Report [Line Items]
Fund Name	AZL MSCI Global Equity Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MSCI Global Equity Index Fund, Class 1	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MSCI Global Equity Index Fund (Class 1) (the “Fund”) returned 18.48%. That compared to a 18.67% return for its benchmark, the MSCI World Index (net of withholding taxes).

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The Federal Reserve (the Fed) left interest rates unchanged in the first quarter as inflation rose and labor market data remained strong. Large-cap equities performed well in the second quarter, with inflation and unemployment rising slightly. In the third quarter, weaker-than-expected employment data raised concerns of an economic slowdown. Equity markets reached new highs after the Fed cut rates by 50 basis points in September. U.S. equities gained for the fourth quarter, with the Fed cutting rates by 50 basis points across November and December.

Japan's equity markets performed strongly in 2024, reaching all-time highs in the first half of the year due to corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised interest rates in April and July, triggering a global market sell-off and weakening the yen, which hit a 38-year low against the U.S. dollar in May. In the third quarter, increased tourism benefited Japan, but the weak yen made imports more expensive, leading to a sharp decline in equities. In the fourth quarter, concerns over U.S. tariff policy weakened a rebound in equities.

European equities underperformed compared to U.S. equities, with the U.K. in a technical recession. The European Central Bank cut rates by 25 bps in each of June, September, October, and December, but European equities lost ground in the fourth quarter due to uncertainty about the economic policies of the incoming U.S. administration.

The Fund underperformed its benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• Fair value adjustments of the Fund's portfolio securities

• Expenses incurred by the Fund

During the reporting period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MSCI Global Equity Index Fund, Class 1	MSCI World Index (net of withholding taxes)	MSCI World Index (gross of withholding taxes)
Jun 21	$10,000	$10,000	9,999.99999963081
Dec 21	$11,000	$11,010	11,032.2836357815
Dec 22	$9,011	$9,013	9,075.95935211511
Dec 23	$11,143	$11,157	11,291.8884073059
Dec 24	$13,202	$13,240	13,459.3000928147

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 372,139,360
Holdings Count | Holding	1,380
Advisory Fees Paid, Amount	$ 1,177,244
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$372,139,360
Number of Portfolio Holdings	1,380
Total Advisory Fees Paid	$1,177,244
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	26.2%
Financials	16.0%
Consumer Discretionary	11.2%
Industrials	10.6%
Health Care	10.3%
Communication Services	8.1%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.2%
Utilities	2.5%
Real Estate	2.1%
Money Market Funds	0.1%
Warrant	0.0%

Material Fund Change [Text Block]

C000075769
Shareholder Report [Line Items]
Fund Name	AZL MSCI Global Equity Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MSCI Global Equity Index Fund, Class 2	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MSCI Global Equity Index Fund (Class 2) (the “Fund”) returned 18.16%. That compared to a 18.67% return for its benchmark, the MSCI World Index (net of withholding taxes).

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The Federal Reserve (the Fed) left interest rates unchanged in the first quarter as inflation rose and labor market data remained strong. Large-cap equities performed well in the second quarter, with inflation and unemployment rising slightly. In the third quarter, weaker-than-expected employment data raised concerns of an economic slowdown. Equity markets reached new highs after the Fed cut rates by 50 basis points in September. U.S. equities gained for the fourth quarter, with the Fed cutting rates by 50 basis points across November and December.

Japan's equity markets performed strongly in 2024, reaching all-time highs in the first half of the year due to corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised interest rates in April and July, triggering a global market sell-off and weakening the yen, which hit a 38-year low against the U.S. dollar in May. In the third quarter, increased tourism benefited Japan, but the weak yen made imports more expensive, leading to a sharp decline in equities. In the fourth quarter, concerns over U.S. tariff policy weakened a rebound in equities.

European equities underperformed compared to U.S. equities, with the U.K. in a technical recession. The European Central Bank cut rates by 25 bps in each of June, September, October, and December, but European equities lost ground in the fourth quarter due to uncertainty about the economic policies of the incoming U.S. administration.

The Fund underperformed its benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• Fair value adjustments of the Fund's portfolio securities

• Expenses incurred by the Fund

During the reporting period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MSCI Global Equity Index Fund, Class 2	MSCI World Index (net of withholding taxes)	MSCI World Index (gross of withholding taxes)
Dec 14	$10,000	$10,000	10,000.0000000104
Dec 15	$8,743	$9,913	9,967.92064003044
Dec 16	$8,662	$10,657	10,780.6082071245
Dec 17	$10,583	$13,045	13,267.9574678287
Dec 18	$9,637	$11,908	12,179.3591963832
Dec 19	$12,263	$15,203	15,638.5391119179
Dec 20	$14,147	$17,621	18,218.3183018658
Dec 21	$17,143	$21,465	22,289.6545239652
Dec 22	$14,017	$17,571	18,337.0918579422
Dec 23	$17,294	$21,751	22,814.1606789089
Dec 24	$20,435	$25,812	27,193.2048801029

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 372,139,360
Holdings Count | Holding	1,380
Advisory Fees Paid, Amount	$ 1,177,244
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$372,139,360
Number of Portfolio Holdings	1,380
Total Advisory Fees Paid	$1,177,244
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	26.2%
Financials	16.0%
Consumer Discretionary	11.2%
Industrials	10.6%
Health Care	10.3%
Communication Services	8.1%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.2%
Utilities	2.5%
Real Estate	2.1%
Money Market Funds	0.1%
Warrant	0.0%

Material Fund Change [Text Block]

C000173959
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Growth Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Growth Index Fund, Class 1	$50	0.43%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Russell 1000 Growth Index Fund (Class 1) (the “Fund”) returned 32.87%. That performance compared to a 33.36% return for its benchmark, the Russell 1000 Growth Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The Russell 1000 Growth Index reached all-time highs during the year despite concerns of a valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap equities continued to perform well in the second quarter, with growth outperforming the broader index. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the Russell 1000 Growth Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Utilities, Communications services and Information technology

The following sectors lagged the broader market:

• Real estate, Health Care and Materials

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the Russell 1000 Growth Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives had a slight negative impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Russell 1000 Growth Index Fund, Class 1	Russell 1000 Index	Russell 1000 Growth Index
Oct 16	$10,000	$10,000	10,000.0000000445
Dec 16	$10,280	$10,557	10,283.6996073891
Dec 17	$13,281	$12,847	13,390.724256376
Dec 18	$13,033	$12,232	13,188.0229427226
Dec 19	$17,664	$16,076	17,987.0690542091
Dec 20	$24,560	$19,446	24,910.8813191085
Dec 21	$31,225	$24,591	31,785.4573115738
Dec 22	$22,028	$19,887	22,524.1041877532
Dec 23	$31,512	$25,163	32,136.9981293703
Dec 24	$41,869	$31,331	42,856.7316984824

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Growth Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 620,976,942
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 2,100,595
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$620,976,942
Number of Portfolio Holdings	380
Total Advisory Fees Paid	$2,100,595
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	48.6%
Consumer Discretionary	15.9%
Communication Services	13.3%
Health Care	6.6%
Financials	6.4%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.6%
Real Estate	0.4%
Energy	0.4%
Utilities	0.2%
Money Market Funds	0.1%

Material Fund Change [Text Block]

C000087885
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Growth Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Growth Index Fund, Class 2	$79	0.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Russell 1000 Growth Index Fund (Class 2) (the “Fund”) returned 32.45%. That performance compared to a 33.36% return for its benchmark, the Russell 1000 Growth Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The Russell 1000 Growth Index reached all-time highs during the year despite concerns of a valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap equities continued to perform well in the second quarter, with growth outperforming the broader index. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the Russell 1000 Growth Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Utilities, Communications services and Information technology

The following sectors lagged the broader market:

• Real estate, Health Care and Materials

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the Russell 1000 Growth Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives had a slight negative impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Russell 1000 Growth Index Fund, Class 2	Russell 1000 Index	Russell 1000 Growth Index
Dec 14	$10,000	$10,000	9,999.99999999013
Dec 15	$10,486	$10,092	10,566.8208497685
Dec 16	$11,160	$11,308	11,314.4770025787
Dec 17	$14,384	$13,761	14,732.9314770898
Dec 18	$14,076	$13,102	14,509.912579292
Dec 19	$19,042	$17,220	19,789.986768129
Dec 20	$26,389	$20,830	27,407.801137686
Dec 21	$33,481	$26,340	34,971.4440812565
Dec 22	$23,573	$21,302	24,781.7875439403
Dec 23	$33,637	$26,953	35,358.2212772346
Dec 24	$44,553	$33,560	47,152.4377141228

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Growth Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 620,976,942
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 2,100,595
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$620,976,942
Number of Portfolio Holdings	380
Total Advisory Fees Paid	$2,100,595
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	48.6%
Consumer Discretionary	15.9%
Communication Services	13.3%
Health Care	6.6%
Financials	6.4%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.6%
Real Estate	0.4%
Energy	0.4%
Utilities	0.2%
Money Market Funds	0.1%

Material Fund Change [Text Block]

C000173960
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Value Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Value Index Fund, Class 1	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Russell 1000 Value Index Fund (Class 1) (the “Fund”) returned 13.95%. That performance compared to a 14.37% return for its benchmark, the Russell 1000 Value Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. Although the Russell 1000 Value Index reached all-time highs during the year, 2024 saw better performance for growth equities as investors placed less emphasis on valuations. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap value equities moderated in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the Russell 1000 Value Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Utilities and Information technology

The following sectors lagged the broader market:

• Materials, Health care and Energy

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the Russell 1000 Value Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Russell 1000 Value Index Fund, Class 1	Russell 1000 Index	Russell 1000 Value Index
Oct 16	$10,000	$10,000	10,000
Dec 16	$10,790	$10,557	10,832.3808616694
Dec 17	$12,233	$12,847	12,312.5218274757
Dec 18	$11,194	$12,232	11,294.6471092485
Dec 19	$14,118	$16,076	14,292.3929263105
Dec 20	$14,437	$19,446	14,691.9547893451
Dec 21	$17,981	$24,591	18,388.4973172049
Dec 22	$16,563	$19,887	17,002.4129282154
Dec 23	$18,500	$25,163	18,951.3286979713
Dec 24	$21,081	$31,331	21,674.2864399785

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Value Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 641,848,917
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 2,331,674
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$641,848,917
Number of Portfolio Holdings	860
Total Advisory Fees Paid	$2,331,674
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.9%
Industrials	14.7%
Health Care	14.1%
Information Technology	9.2%
Consumer Staples	7.9%
Energy	6.7%
Consumer Discretionary	6.2%
Real Estate	4.7%
Utilities	4.6%
Communication Services	4.3%
Materials	4.1%
Money Market Funds	0.6%

Material Fund Change [Text Block]

C000087886
Shareholder Report [Line Items]
Fund Name	AZL Russell 1000 Value Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Value Index Fund, Class 2	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Russell 1000 Value Index Fund (Class 2) (the “Fund”) returned 13.62%. That performance compared to a 14.37% return for its benchmark, the Russell 1000 Value Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. Although the Russell 1000 Value Index reached all-time highs during the year, 2024 saw better performance for growth equities as investors placed less emphasis on valuations. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap value equities moderated in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the Russell 1000 Value Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Utilities and Information technology

The following sectors lagged the broader market:

• Materials, Health care and Energy

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the Russell 1000 Value Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Russell 1000 Value Index Fund, Class 2	Russell 1000 Index	Russell 1000 Value Index
Dec 14	$10,000	$10,000	10,000.0000000467
Dec 15	$9,558	$10,092	9,617.31508666165
Dec 16	$11,101	$11,308	11,284.9878034181
Dec 17	$12,547	$13,761	12,826.9731674638
Dec 18	$11,453	$13,102	11,766.568818015
Dec 19	$14,415	$17,220	14,889.568776685
Dec 20	$14,704	$20,830	15,305.8254434914
Dec 21	$18,270	$26,340	19,156.8197793096
Dec 22	$16,775	$21,302	17,712.8209369496
Dec 23	$18,715	$26,953	19,743.1678175147
Dec 24	$21,264	$33,560	22,579.8982925765

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Value Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 641,848,917
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 2,331,674
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$641,848,917
Number of Portfolio Holdings	860
Total Advisory Fees Paid	$2,331,674
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.9%
Industrials	14.7%
Health Care	14.1%
Information Technology	9.2%
Consumer Staples	7.9%
Energy	6.7%
Consumer Discretionary	6.2%
Real Estate	4.7%
Utilities	4.6%
Communication Services	4.3%
Materials	4.1%
Money Market Funds	0.6%

Material Fund Change [Text Block]

C000048319
Shareholder Report [Line Items]
Fund Name	AZL S&P 500 Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL S&P 500 Index Fund, Class 1	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL S&P 500 Index Fund (Class 1) (the “Fund”) returned 24.74%. That performance compared to a 25.02% return for its benchmark, the S&P 500 Index.   U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P 500 Index reached all-time highs in the first quarter despite concerns of a valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap equities continued to perform well in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, though small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P 500 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Communications services, Information technology and Financials

The following sectors lagged the broader market:

• Materials, Health care and Real estate

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P 500 Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management. These derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL S&P 500 Index Fund, Class 1	S&P 500 Index
Dec 14	$10,000	$10,000
Dec 15	$10,116	$10,138
Dec 16	$11,308	$11,351
Dec 17	$13,751	$13,829
Dec 18	$13,115	$13,223
Dec 19	$17,216	$17,386
Dec 20	$20,285	$20,585
Dec 21	$26,049	$26,494
Dec 22	$21,280	$21,696
Dec 23	$26,799	$27,399
Dec 24	$33,430	$34,254

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,758,833,570
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 4,759,937
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,758,833,570
Number of Portfolio Holdings	507
Total Advisory Fees Paid	$4,759,937
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	32.5%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.1%
Communication Services	9.4%
Industrials	8.2%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
Money Market Funds	0.1%

Material Fund Change [Text Block]

C000048320
Shareholder Report [Line Items]
Fund Name	AZL S&P 500 Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL S&P 500 Index Fund, Class 2	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL S&P 500 Index Fund (Class 2) (the “Fund”) returned 24.37%. That performance compared to a 25.02% return for its benchmark, the S&P 500 Index.   U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P 500 Index reached all-time highs in the first quarter despite concerns of a valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap equities continued to perform well in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, though small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P 500 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Communications services, Information technology and Financials

The following sectors lagged the broader market:

• Materials, Health care and Real estate

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P 500 Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management. These derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL S&P 500 Index Fund, Class 2	S&P 500 Index
Dec 14	$10,000	$10,000
Dec 15	$10,095	$10,138
Dec 16	$11,251	$11,351
Dec 17	$13,654	$13,829
Dec 18	$12,993	$13,223
Dec 19	$17,006	$17,386
Dec 20	$19,982	$20,585
Dec 21	$25,601	$26,494
Dec 22	$20,862	$21,696
Dec 23	$26,220	$27,399
Dec 24	$32,610	$34,254

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,758,833,570
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 4,759,937
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,758,833,570
Number of Portfolio Holdings	507
Total Advisory Fees Paid	$4,759,937
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	32.5%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.1%
Communication Services	9.4%
Industrials	8.2%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
Money Market Funds	0.1%

Material Fund Change [Text Block]

C000173956
Shareholder Report [Line Items]
Fund Name	AZL Small Cap Stock Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Small Cap Stock Index Fund, Class 1	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Small Cap Stock Index Fund (Class 1) (the “Fund”) returned 8.30%. That performance compared to a 8.70% return for its benchmark, the S&P SmallCap 600 Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P SmallCap 600 Index reached all-time highs in 2024 despite concerns of a valuation bubble and a changing interest rate environment. The Federal Reserve (the Fed) opted to keep rates unchanged in February as inflation rose at the start of the year and labor market data remained strong, dampening expectations for near-term rate cuts. Small-cap equities remained flat in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, though small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July improved investor sentiment, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P SmallCap 600 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Industrials and Communication services

The following sectors lagged the broader market:

• Energy, Information technology and Materials

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P SmallCap 600 Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Small Cap Stock Index Fund, Class 1	Russell 3000 Index	S&P SmallCap 600 Index
Oct 16	$10,000	$10,000	9,999.99999995514
Dec 16	$11,380	$10,608	11,415.213572632
Dec 17	$12,852	$12,849	12,925.8600744889
Dec 18	$11,749	$12,175	11,829.6131270623
Dec 19	$14,383	$15,952	14,524.5490766668
Dec 20	$15,961	$19,284	16,163.9389914017
Dec 21	$20,171	$24,233	20,499.0146093935
Dec 22	$16,853	$19,578	17,199.027462328
Dec 23	$19,489	$24,660	19,959.9417333409
Dec 24	$21,106	$30,531	21,695.7285462374

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 471,030,131
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,353,158
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$471,030,131
Number of Portfolio Holdings	608
Total Advisory Fees Paid	$1,353,158
Portfolio Turnover Rate	19%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.7%
Industrials	17.8%
Consumer Discretionary	14.5%
Information Technology	12.0%
Health Care	11.1%
Real Estate	7.4%
Energy	4.7%
Materials	4.4%
Communication Services	3.4%
Consumer Staples	2.9%
Utilities	1.9%
Money Market Funds	1.2%

Material Fund Change [Text Block]

C000048313
Shareholder Report [Line Items]
Fund Name	AZL Small Cap Stock Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Small Cap Stock Index Fund, Class 2	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Small Cap Stock Index Fund (Class 2) (the “Fund”) returned 7.99%. That performance compared to a 8.70% return for its benchmark, the S&P SmallCap 600 Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P SmallCap 600 Index reached all-time highs in 2024 despite concerns of a valuation bubble and a changing interest rate environment. The Federal Reserve (the Fed) opted to keep rates unchanged in February as inflation rose at the start of the year and labor market data remained strong, dampening expectations for near-term rate cuts. Small-cap equities remained flat in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, though small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July improved investor sentiment, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P SmallCap 600 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Industrials and Communication services

The following sectors lagged the broader market:

• Energy, Information technology and Materials

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P SmallCap 600 Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Small Cap Stock Index Fund, Class 2	Russell 3000 Index	S&P SmallCap 600 Index
Dec 14	$10,000	$10,000	10,000
Dec 15	$9,751	$10,048	9,802.69590724966
Dec 16	$12,257	$11,327	12,405.9458956093
Dec 17	$13,820	$13,721	14,047.7021930438
Dec 18	$12,586	$13,002	12,856.3114028962
Dec 19	$15,379	$17,035	15,785.1422451926
Dec 20	$17,026	$20,593	17,566.8156632678
Dec 21	$21,460	$25,877	22,278.1347488011
Dec 22	$17,887	$20,907	18,691.7400009313
Dec 23	$20,635	$26,334	21,692.2754574662
Dec 24	$22,285	$32,604	23,578.7121106301

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.
AssetsNet	$ 471,030,131
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,353,158
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$471,030,131
Number of Portfolio Holdings	608
Total Advisory Fees Paid	$1,353,158
Portfolio Turnover Rate	19%

Holdings [Text Block]

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.7%
Industrials	17.8%
Consumer Discretionary	14.5%
Information Technology	12.0%
Health Care	11.1%
Real Estate	7.4%
Energy	4.7%
Materials	4.4%
Communication Services	3.4%
Consumer Staples	2.9%
Utilities	1.9%
Money Market Funds	1.2%

Material Fund Change [Text Block]

C000027546
Shareholder Report [Line Items]
Fund Name	AZL T. Rowe Price Capital Appreciation Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL T. Rowe Price Capital Appreciation Fund	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") returned 12.21%. That compared to 25.02%, 1.25%, and 15.13% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

Thanks to generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments, U.S. stocks produced huge gains for the second consecutive year. Although inflation remained above the Federal Reserve’s (the Fed’s) long-term target of 2%, the central bank began reducing interest rates in mid-September to support labor market conditions. Intermediate and long-term U.S. Treasury yields fluctuated throughout the year but ultimately increased. This rise was driven in part by expectations for fewer interest rate cuts in 2025 due to inflation remaining above the Fed’s long-term target of 2%.

The equity portion of the Fund underperformed its benchmark, the S&P 500 Index, for the year ended December 31, 2024.

Within equities, the following factors detracted from the Fund’s relative performance:

• An above-benchmark exposure to the health care sector.

• Stock selection in information technology.

Within equities, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s below-benchmark allocation to the consumer staples sector.

• An underweight and stock selection in the materials sector.

Meanwhile, the Fund’s fixed income sleeve strongly outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2024.

Within fixed income, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s above-benchmark exposure to bank loans and high-yield bonds.

During the year, the Fund maintained exposure to covered call options, a type of derivative that is designed to provide downside protection for the portfolio while offering the benefits of owning a stock, such as dividends and capital appreciation, so long as the stock remains below the option strike price. The Fund’s covered call strategy made a modestly positive contribution to returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL T. Rowe Price Capital Appreciation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.9999999954
Dec 15	$10,507	$10,138	$10,055	10,119.532735665
Dec 16	$11,330	$11,351	$10,321	10,950.8285791854
Dec 17	$13,034	$13,829	$10,687	12,512.9041021404
Dec 18	$13,083	$13,223	$10,688	12,229.466630439
Dec 19	$16,273	$17,386	$11,620	14,932.536448422
Dec 20	$19,118	$20,585	$12,492	17,228.108303895
Dec 21	$22,582	$26,494	$12,299	19,976.455673268
Dec 22	$19,852	$21,696	$10,699	16,797.97156569
Dec 23	$23,519	$27,399	$11,291	19,772.706692013
Dec 24	$26,390	$34,254	$11,432	22,764.6472878642

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,046,947,791
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 7,639,993
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,046,947,791
Number of Portfolio Holdings	289
Total Advisory Fees Paid	$7,639,993
Portfolio Turnover Rate	81%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	60.5%
U.S. Treasury Obligations	14.8%
Corporate Bonds	11.0%
Bank Loans	8.8%
Money Market Funds	4.4%
Preferred Stocks	0.4%
Yankee Debt Obligations	0.2%
Asset Backed Securities	0.1%
Written Options	(0.2)%

Material Fund Change [Text Block]